UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of April 30, 2017 (Unaudited)

Deutsche Large Cap Focus Growth Fund

	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 14.3%
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.*	6,500	6,012,435
Media 2.9%
Comcast Corp. "A"	170,400	6,677,976
Multiline Retail 1.0%
Dollar General Corp.	30,000	2,181,300
Specialty Retail 6.7%
Floor & Decor Holdings, Inc. "A"*	20,000	648,000
Home Depot, Inc.	56,000	8,741,600
L Brands, Inc.	35,000	1,848,350
O'Reilly Automotive, Inc.*	16,014	3,973,874
		15,211,824
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc. "B"	46,000	2,548,860
Consumer Staples 10.1%
Food & Staples Retailing 4.3%
Costco Wholesale Corp.	25,113	4,458,060
CVS Health Corp.	65,780	5,422,903
		9,880,963
Food Products 4.8%
Mead Johnson Nutrition Co.	68,221	6,052,567
Pinnacle Foods, Inc.	84,961	4,940,482
		10,993,049
Personal Products 1.0%
Estee Lauder Companies, Inc. "A"	26,148	2,278,537
Energy 0.7%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	13,000	1,646,580
Financials 5.8%
Capital Markets 2.6%
Intercontinental Exchange, Inc.	99,465	5,987,793
Consumer Finance 0.8%
PRA Group, Inc.*	55,000	1,771,000
Insurance 2.4%
Progressive Corp.	140,000	5,560,800
Health Care 20.4%
Biotechnology 6.6%
Celgene Corp.*	76,096	9,439,709
Shire PLC (ADR)	32,000	5,662,720
		15,102,429
Health Care Equipment & Supplies 2.3%
Edwards Lifesciences Corp.*	47,500	5,209,325
Health Care Providers & Services 2.6%
Cigna Corp.	37,000	5,785,690
Health Care Technology 0.8%
Evolent Health, Inc. "A"*	80,000	1,860,000
Life Sciences Tools & Services 5.0%
Patheon NV*	171,219	4,607,503
Thermo Fisher Scientific, Inc.	41,567	6,872,272
		11,479,775
Pharmaceuticals 3.1%
Allergan PLC	28,798	7,022,680
Industrials 8.8%
Aerospace & Defense 2.4%
Boeing Co.	29,500	5,452,485
Electrical Equipment 2.8%
Acuity Brands, Inc.	9,000	1,584,900
AMETEK, Inc.	83,000	4,747,600
		6,332,500
Industrial Conglomerates 2.1%
Roper Technologies, Inc.	21,500	4,702,050
Road & Rail 1.5%
Norfolk Southern Corp.	30,000	3,524,700
Information Technology 31.0%
Internet Software & Services 5.8%
Alphabet, Inc. "A"*	14,282	13,203,995
IT Services 6.9%
Fidelity National Information Services, Inc.	61,715	5,195,786
Visa, Inc. "A"	115,000	10,490,300
		15,686,086
Semiconductors & Semiconductor Equipment 5.0%
Broadcom Ltd.	28,000	6,182,680
NXP Semiconductors NV*	50,000	5,287,500
		11,470,180
Software 6.4%
Activision Blizzard, Inc.	82,000	4,284,500
Microsoft Corp.	151,000	10,337,460
		14,621,960
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	109,000	15,657,850
Materials 2.8%
Construction Materials 1.1%
Vulcan Materials Co.	20,000	2,417,600
Containers & Packaging 1.7%
Sealed Air Corp.	90,000	3,961,800
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	60,000	6,890,400
Telecommunication Services 2.1%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	71,131	4,784,982
Total Common Stocks (Cost $164,943,903)		225,917,604
Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 0.80% (a) (Cost $3,127,707)	3,127,707	3,127,707
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $168,071,610) †	100.4	229,045,311
Other Assets and Liabilities, Net	(0.4)	(803,731)
Net Assets	100.0	228,241,580

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $168,371,490. At April 30, 2017, net unrealized appreciation for all securities based on tax cost was $60,673,821. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $65,936,534 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,262,713.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$225,917,604	$—	$—	$225,917,604
Short-Term Investments	3,127,707	—	—	3,127,707
Total	$229,045,311	$—	$—	$229,045,311

There have been no transfers between fair value measurement levels during the period ended April 30, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Large Cap Focus Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 22, 2017